Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Unrecognized tax benefits that would affect the effective tax rate if recognized	$ 1,266,000	$ 2,792,000
Reconciliation of unrecognized tax benefits
Balance at beginning of year	3,902,000	1,121,000	$ 919,000
Increase based on the tax positions in the current year		2,593,000	202,000
Decrease based on the tax positions in the current year	(2,593,000)
Additions for tax positions of prior years	227,000	188,000
Balance at end of year	$ 1,536,000	$ 3,902,000	$ 1,121,000